INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Investments Debt And Equity Securities [Abstract]
Available-For-Sale Securities

The following is a summary of our available-for-sale securities:

	Year Ended December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Estimated Fair Value
	(In thousands)
Mutual funds(1)	$1,975	$241	$2,216
Commercial paper(2)	1,699	—	$1,699
	$3,674	$241	$3,915

	Year Ended December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Estimated Fair Value
	(In thousands)
Mutual funds(1)	$1,975	$198	$2,173
Commercial paper(2)	3,699	—	$3,699
Asset-backed securities and collateralized mortgage obligations(3)(4)(5)	7,599	40	$7,639
	$13,273	$238	$13,511

(1)	Various U.S. equities and other investments managed under mutual funds.
(2)	Commercial paper with maturities less than one year.
(3)	Included in our asset-backed securities and collateralized mortgage obligations is approximately $5.6 million of commercial paper secured by mortgage-backed securities.
(4)	Asset-backed and mortgage-backed securities with maturities of up to 26 years.
(5)	Asset-backed and mortgage-backed securities and collateralized mortgage obligations is net of a $1.6 million impairment that was recognized in the year ended December 31, 2013.

Proceeds, Gross Realized Gains and Gross Realized Losses From Sales and Maturities Available-For-Sale Securities

Proceeds, gross realized gains and gross realized losses from sales and maturities of available-for-sale securities were as follows:

	Proceeds	Gross Realized Gains	Gross Realized Losses
	(In thousands)
Year Ended December 31, 2014	$12,978	$—	$(326)
Year Ended December 31, 2013	$43,959	$—	$—
Year Ended December 31, 2012	$191,298	$—	$—